  CRI, Inc.
  The CRI Building
  11200 Rockville Pike
  Rockville, Maryland 20852
  (301) 468-9200

March 30, 2005

Securities and Exchange Commission
450 5th Street, N. W.
Washington, D.C. 20549
ATTN: Document Control

          Registrant:  Capital Realty Investors-III Limited Partnership

          Commission File No.:  0-11962

To whom it may concern:

          Attached is Registrant's annual report on Form 10-KSB for the year ended December 31, 2004.

Sincerely,
/s/Michael J. Tuszka
Michael J. Tuszka Vice President and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)